Leases	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Leases
17	LEASES
This note provides lease information about the Group as a lessee.

(a)	Right-of-use assets

	Telecommunications Towers and related assets Million	Buildings and premises Million	Others Million	Total Million
Cost:
As of January 1, 2020	78,975	43,327	4,117	126,419
Additions	7,100	10,554	1,302	18,956
Termination of lease contracts	(309)	(3,496)	(341)	(4,146)
Early termination and modification of lease contracts	(1,654)	(2,127)	(105)	(3,886)
Exchange differences	—	(99)	—	(99)

As of December 31, 2020	84,112	48,159	4,973	137,244

As of January 1, 2021	84,112	48,159	4,973	137,244
Additions	7,322	9,400	1,759	18,481
Termination of lease contracts	(936)	(6,966)	(948)	(8,850)
Early termination and modification of lease contracts	(1,480)	(1,304)	(389)	(3,173)
Exchange differences	—	(47)	—	(47)

As of December 31, 2021	89,018	49,242	5,395	143,655

Accumulated amortization and impairment:
As of January 1, 2020	29,761	19,656	2,694	52,111
Charge for the year	15,883	9,179	950	26,012
Termination of lease contracts	(309)	(3,496)	(341)	(4,146)
Early termination and modification of lease contracts	(933)	(782)	(64)	(1,779)
Exchange differences	—	(45)	—	(45)

As of December 31, 2020	44,402	24,512	3,239	72,153

As of January 1, 2021	44,402	24,512	3,239	72,153
Charge for the year	16,545	9,232	762	26,539
Termination of lease contracts	(936)	(6,966)	(948)	(8,850)
Early termination and modification of lease contracts	(456)	(674)	(380)	(1,510)
Exchange differences	—	(27)	—	(27)

As of December 31, 2021	59,555	26,077	2,673	88,305

Net book value:
As of December 31, 2021	29,463	23,165	2,722	55,350

As of December 31, 2020	39,710	23,647	1,734	65,091

(b)	Land use rights
For the year ended December 31, 2021, the amortization of land use rights expensed in the profit or loss amounted to RMB477 million (2020: RMB459 million; 2019: RMB462 million).

(c)	Lease liabilities
For the year ended December 31, 2021, lease liabilities of RMB16,467 million (2020: RMB16,870 million; 2019: RMB13,219 million) was incurred relating to additions of right-of-use
assets.
The maturity analysis of lease liabilities as of December 31, 2021 and 2020 was set out in note 40(b).